Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

NOTE 15 - Subsequent Events

Reverse Split

On January 16, 2019, the Company completed a 1-for-5 reverse split of the Company’s issued and outstanding shares of common stock (the “Reverse Split”), which was completed by the filing of a Certificate of Change Pursuant to NRS 78.209 (the “Certificate of Change”) with the Nevada Secretary of State on December 26, 2018. All of the references in these financial statements to authorized common stock and issued and outstanding common stock reflect the Reverse Split.

The Reverse Split was duly approved by the Board of Directors of the Company without stockholder approval, in accordance with the authority conferred by Section 78.207 of the Nevada Revised Statutes. The Certificate of Change also decreased the authorized number of shares of the Company’s common stock from 450,000,000 shares to 90,000,000 shares, effective as of December 26, 2018.

Pursuant to the Reverse Split, holders of the Company’s common stock are deemed to hold one (1) post-split share of the Company’s common stock for every five (5) shares of the Company’s common stock held. No fractional shares were issued in connection with the Reverse Split. Stockholders entitled to a fractional post-split share received in lieu thereof one (1) whole post-split share.